Short-term borrowings (Details)																	1 Months Ended			3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 27, 2021 USD ($)	Jun. 25, 2021 USD ($)	Jun. 10, 2021 USD ($)	Jan. 15, 2021 USD ($)	Jan. 08, 2021 USD ($)	Dec. 07, 2020 USD ($)	Nov. 30, 2020 USD ($)	Sep. 18, 2020 USD ($)	Aug. 14, 2020 USD ($)	Aug. 03, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 06, 2019 USD ($)	Mar. 18, 2019 USD ($)	Oct. 29, 2018 USD ($)	Oct. 18, 2018 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Jun. 25, 2021 CNY (¥)	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 15, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 18, 2020 CNY (¥)	Aug. 14, 2020 CNY (¥)	Mar. 25, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	May 06, 2019 CNY (¥)	Mar. 18, 2019 CNY (¥)
Short Term Debt [Line Items]
Short-term bank borrowings																	$ 6,472,096			$ 6,472,096				$ 6,472,096			$ 4,376,060	$ 6,472,096
Weighted average interest rate																	4.92%			4.92%				4.92%			5.39%	4.92%		5.39%								4.92%
Bank borrowings																					$ 1,433,445	$ 1,433,445	$ 1,433,445						$ 1,433,445													¥ 10,000,000
Principle amount																																			$ 1,000,000
Other borrowings																	$ 10,470,655			$ 10,470,655				$ 10,470,655			$ 5,944,584	$ 10,470,655
Weighted average interest rate																	7.39%			7.39%				7.39%			7.78%	7.39%		7.78%								7.39%
Interest expenses																											$ 1,894,531	$ 2,650,317	2,605,167
Six Month Loan Agreements
Short Term Debt [Line Items]
Principle amount					$ 313,691
Annual interest rates					4.65%																																4.65%
Other bank borrowings guaranteed by founders and third party
Short Term Debt [Line Items]
Bank borrowings																	$ 1,839,109			$ 1,839,109				$ 1,839,109			784,228	1,839,109		¥ 5,000,000								¥ 12,000,000
One Year Loan 10.9%
Short Term Debt [Line Items]
Debt instrument maturity period																							1 year
Bank borrowings																											2,658,034
Principle amount																			$ 5,944,445		$ 4,466,687	$ 4,466,687	$ 4,466,687		$ 5,944,445				$ 4,466,687
Annual interest rates																			10.90%		10.90%	10.90%	10.90%		10.90%				10.90%													10.90%
Repayment of borrowings																											6,253,108
One Year Loan 10.9% | Certain Accounts Receivable
Short Term Debt [Line Items]
Short-term bank borrowings																					$ 5,739,895	$ 5,739,895	$ 5,739,895						$ 5,739,895
Four Month Loan 10%
Short Term Debt [Line Items]
Debt instrument maturity period																						4 months
Principle amount																					$ 205,983	$ 205,983	$ 205,983						$ 205,983							$ 313,691
Annual interest rates																					10.00%	10.00%	10.00%						10.00%													10.00%
Four Month Loan 10% | Certain Accounts Receivable and Inventories
Short Term Debt [Line Items]
Short-term bank borrowings																					$ 271,068	$ 271,068	$ 271,068						$ 271,068
Six Month Loan 7.8%
Short Term Debt [Line Items]
Debt instrument maturity period																						6 months
Principle amount																					$ 4,812,000	$ 4,812,000	$ 4,812,000						$ 4,812,000
Annual interest rates																					7.80%	7.80%	7.80%						7.80%													7.80%
Six Month Loan 7%
Short Term Debt [Line Items]
Debt instrument maturity period																					6 months
Principle amount																					$ 1,777,989	$ 1,777,989	$ 1,777,989						$ 1,777,989
Annual interest rates																					7.00%	7.00%	7.00%						7.00%													7.00%
Six Month Loan 7% | Certain Accounts Receivable
Short Term Debt [Line Items]
Short-term bank borrowings																					$ 2,214,141	$ 2,214,141	$ 2,214,141						$ 2,214,141
Four Month Loan 10% Two
Short Term Debt [Line Items]
Debt instrument maturity period																										4 months
Principle amount																										$ 374,381
Annual interest rates																										1000.00%
Four Month Loan 10% Two | Certain Accounts Receivable
Short Term Debt [Line Items]
Short-term bank borrowings																										$ 418,558
Six Month Loan 6%
Short Term Debt [Line Items]
Debt instrument maturity period																										6 months
Principle amount																										$ 688,855					$ 1,506,000
Annual interest rates																										6.00%
Six Month Loan 6% | Certain Accounts Receivable
Short Term Debt [Line Items]
Short-term bank borrowings																										$ 576,736
Six Month Loan 8.5%
Short Term Debt [Line Items]
Bank borrowings																											1,800,000
Principle amount																			$ 1,750,000						$ 1,750,000							$ 3,040,000
Annual interest rates																			8.50%						8.50%							8.50%
Repayment of borrowings																			$ 1,240,000
Six Month Loan 8.5% | Certain Accounts Receivable
Short Term Debt [Line Items]
Debt instrument maturity period																				6 months
One Year Loan 10.9% Two
Short Term Debt [Line Items]
Debt instrument maturity period																									1 year
Principle amount																			$ 2,898,859						$ 2,898,859
Annual interest rates																			10.90%						10.90%
One Year Loan 10.9% Two | Certain Accounts Receivable
Short Term Debt [Line Items]
Short-term bank borrowings																			$ 4,599,394						$ 4,599,394
One Year Loan 8.5%
Short Term Debt [Line Items]
Debt instrument maturity period																		1 year
Principle amount								$ 1,703,693									$ 4,070,000	$ 1,703,693		$ 4,070,000				$ 4,070,000			4,800,000	$ 4,070,000
Annual interest rates								8.50%									8.50%	8.50%		8.50%				8.50%				8.50%										8.50%
One Year Loan 8.5% | Certain Accounts Receivable and Inventories
Short Term Debt [Line Items]
Short-term bank borrowings								$ 1,925,567										$ 1,925,567
Three Month Loan 7.8%
Short Term Debt [Line Items]
Debt instrument maturity period																	3 months
Principle amount																	$ 2,554,867			$ 2,554,867				$ 2,554,867				$ 2,554,867
Annual interest rates																	7.80%			7.80%				7.80%				7.80%										7.80%
Three Month Loan 9%
Short Term Debt [Line Items]
Bank borrowings																											300,000
Principle amount																	$ 500,000			$ 500,000				$ 500,000			2,210,000	$ 500,000
Annual interest rates																	9.00%			9.00%				9.00%				9.00%										9.00%
Repayment of borrowings																								$ 2,410,000
Three Months Loan Agreement with 9.6% Interest
Short Term Debt [Line Items]
Principle amount																																		$ 104,688
Annual interest rates																																		9.60%
One-Year Loan Agreements With A Third-Party
Short Term Debt [Line Items]
Bank borrowings																											741,550
Repayment of borrowings																		5,762,143
Three-Month Loan Agreements With A Third-Party
Short Term Debt [Line Items]
Bank borrowings																											400,000
Repayment of borrowings																	$ 6,224,867
Loan From Third Party
Short Term Debt [Line Items]
Bank borrowings																											45,000
Principle amount																											1,845,000
Repayment of borrowings																											1,800,000
Taipei Fubon Commercial Bank Co. Ltd | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings																	2,200,000			$ 2,200,000	14,695,000	14,695,000	14,695,000	2,200,000				$ 2,200,000	14,695,000
Debt instrument, term																3 years
Aggregate principal amount maximum borrowing capacity																$ 25,000,000.0																									$ 18,000,000.0
The Hong Kong and Shanghai Banking Corporation Limited | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings																					3,983,355	3,983,355	3,983,355						3,983,355
Aggregate principal amount maximum borrowing capacity															$ 4,000,000
Debt instrument maturity period															2 years
The Hong Kong and Shanghai Banking Corporation Limited | Revolving Loan Facility | Certain Accounts Receivable
Short Term Debt [Line Items]
Collateral amount																					3,239,987	3,239,987	3,239,987						3,239,987
The Hong Kong and Shanghai Banking Corporation Limited | Revolving Loan Facility | Bank Deposits
Short Term Debt [Line Items]
Collateral amount																					2,000,000	2,000,000	2,000,000						2,000,000
China Merchants Bank, Shanghai Tianyaoqiao Branch | Revolving Loan Facility
Short Term Debt [Line Items]
Aggregate principal amount maximum borrowing capacity														$ 2,150,168																														¥ 15,000,000
Debt instrument maturity period														1 year
Ningbo Commerce Bank, Shanghai Branch | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings																					$ 274,603	$ 274,603	$ 274,603						$ 274,603
Aggregate principal amount maximum borrowing capacity													$ 286,689																													¥ 1,915,688	¥ 2,000,000
Debt instrument maturity period													1 year
Ningbo Commerce Bank, Shanghai Branch | Revolving Loan Facility | One of Fully Owned Subsidiaries, B
Short Term Debt [Line Items]
Short-term bank borrowings																											784,228
Bank of Ningbo, Shanghai Branch | Revolving Loan Facility
Short Term Debt [Line Items]
Short-term bank borrowings																	134,102			134,102				134,102			62,808	134,102		400,442								¥ 875,000	¥ 1,000,000
Aggregate principal amount maximum borrowing capacity									$ 153,259
Debt instrument maturity period									1 year
Bank of Ningbo, Shanghai Branch | Revolving Loan Facility | One of Fully Owned Subsidiaries, B
Short Term Debt [Line Items]
Short-term bank borrowings																	766,295			766,295				766,295				766,295		5,000,000								5,000,000
Aggregate principal amount maximum borrowing capacity										$ 766,295																														¥ 5,000,000
Debt instrument maturity period										1 year
Industrial Bank | One Year Loan Agreement One
Short Term Debt [Line Items]
Short-term bank borrowings			$ 1,254,764																														¥ 8,000,000
Debt instrument maturity period			1 year									1 year
Principle amount												$ 1,226,072
Annual interest rates			5.00%									5.30%																					5.00%
Industrial and Commercial Bank of China Limited | Six Month Loan Agreements
Short Term Debt [Line Items]
Debt instrument maturity period					6 months						6 months
Principle amount											$ 306,518																										¥ 2,000,000
Annual interest rates											4.95%
Industrial and Commercial Bank of China Limited | Other bank borrowings guaranteed by the founders
Short Term Debt [Line Items]
Bank borrowings																	$ 1,532,590			$ 1,532,590				$ 1,532,590			1,254,764	$ 1,532,590		¥ 8,000,000								¥ 10,000,000
Bank of Shanghai | One Year Loan Agreement One
Short Term Debt [Line Items]
Debt instrument maturity period	1 year							1 year
Principle amount	$ 784,228							$ 1,532,591										$ 1,532,591
Annual interest rates								3.85%										3.85%
Bank of Communications | One Year Loan Agreement One
Short Term Debt [Line Items]
Debt instrument maturity period							1 year
Principle amount							$ 306,518
Annual interest rates	4.35%						4.05%
Nanjing Bank
Short Term Debt [Line Items]
Bank borrowings																											$ 1,490,032
Nanjing Bank | One Year Loan Agreement with 5.39% interest
Short Term Debt [Line Items]
Debt instrument maturity period						1 year
Principle amount						$ 784,228
Annual interest rates						5.39%
Nanjing Bank | Three Months Loan Agreement with 6.55% Interest
Short Term Debt [Line Items]
Debt instrument maturity period				3 months
Principle amount				$ 627,382
Annual interest rates				6.55%
Nanjing Bank | Four Months Loan Agreement with 6.55% Interest
Short Term Debt [Line Items]
Debt instrument maturity period		4 months
Principle amount		$ 784,228
Annual interest rates		6.55%